Federated Hermes Emerging Markets Equity Fund Average Annual Total Returns - Class IS and R6 Shares [Member]		12 Months Ended	40 Months Ended	60 Months Ended	93 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI Emerging Markets Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.50%		1.70%	4.00%
MSCI Emerging Markets Growth Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	10.30%		1.32%	4.64%
Morningstar Diversified Emerging Markets Funds Average(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	5.77%		1.88%	3.63%
IS
Prospectus [Line Items]
Average Annual Return, Percent		11.89%		4.09%	6.26%
Performance Inception Date					Mar. 31, 2017
IS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.40%		3.97%	6.12%
IS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.05%		3.17%	5.00%
R6
Prospectus [Line Items]
Average Annual Return, Percent		11.96%	6.28%	4.12%
Performance Inception Date			Aug. 26, 2021

[1]	The MSCI Emerging Markets Index is a broad-based benchmark that captures large- and mid-cap representation across 26 emerging markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.
[2]	The MSCI Emerging Markets Growth Index captures large- and mid-cap securities exhibiting overall growth style characteristics across 26 emerging markets countries.
[3]	Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated.